SEGMENT INFORMATION - Unallocated Corporate Assets (Details) - USD ($)	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016	Jan. 02, 2015
Assets:
Cash and cash equivalents	$ 14,424,000	$ 22,668,000	$ 16,487,000	$ 18,173,000
Accounts Receivable, net	38,441,000	30,285,000
Prepaid expenses	3,760,000	2,601,000
Goodwill	38,184,000	21,947,000	$ 16,097,000
Other receivables	1,833,000	699,000
Equipment and leasehold improvements, net	5,306,000	4,511,000
Other	826,000	707,000
Unallocated Corporate
Assets:
Cash and cash equivalents	47,654,000	22,660,000
Accounts Receivable, net	(1,046,000)	(590,000)
Prepaid expenses	1,285,000	1,017,000
Intercompany receivables	131,667,000	112,837,000
Goodwill	2,000	(3,000)
Other receivables	1,687,000	55,000
Equipment and leasehold improvements, net	1,504,000	1,869,000
Investments in subsidiaries	23,130,000	23,130,000
Other	438,000	99,000
Total assets	$ 206,321,000	$ 161,074,000